Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable Net (Textual)
Provision for doubtful accounts	$ 444,480	$ 142,781	$ 26,794